Document and Entity Information	Jan. 07, 2021
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001393311
Document Type	8-K
Document Period End Date	Jan. 07, 2021
Entity Registrant Name	PUBLIC STORAGE
Entity Incorporation State Country Code	MD
Entity File Number	001-33519
Entity Tax Identification Number	95-3551121
Entity Address, Address Line One	701 Western Avenue
Entity Address, City or Town	Glendale
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91201-2349
City Area Code	(818)
Local Phone Number	244-8080
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Shares, $0.10 par value
Trading Symbol	PSA
Security Exchange Name	NYSE
Depositary Shares Each Representing 11000 Of A 5.400 Cum Pref Share Series B 0.01 Par Value 9 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares Each Representing 1/1,000 of a 5.400% Cum Pref Share, Series B, $0.01 par value
Trading Symbol	PSAPrB
Security Exchange Name	NYSE
Depositary Shares Each Representing 11000 Of A 5.125 Cum Pref Share Series C 0.01 Par Value 1 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares Each Representing 1/1,000 of a 5.125% Cum Pref Share, Series C, $0.01 par value
Trading Symbol	PSAPrC
Security Exchange Name	NYSE
Depositary Shares Each Representing 11000 Of A 4.950 Cum Pref Share Series D 0.01 Par Value 2 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares Each Representing 1/1,000 of a 4.950% Cum Pref Share, Series D, $0.01 par value
Trading Symbol	PSAPrD
Security Exchange Name	NYSE
Depositary Shares Each Representing 11000 Of A 4.900 Cum Pref Share Series E 0.01 Par Value 3 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares Each Representing 1/1,000 of a 4.900% Cum Pref Share, Series E, $0.01 par value
Trading Symbol	PSAPrE
Security Exchange Name	NYSE
Depositary Shares Each Representing 11000 Of A 5.150 Cum Pref Share Series F 0.01 Par Value 4 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares Each Representing 1/1,000 of a 5.150% Cum Pref Share, Series F, $0.01 par value
Trading Symbol	PSAPrF
Security Exchange Name	NYSE
Depositary Shares Each Representing 11000 Of A 5.050 Cum Pref Share Series G 0.01 Par Value 5 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares Each Representing 1/1,000 of a 5.050% Cum Pref Share, Series G, $0.01 par value
Trading Symbol	PSAPrG
Security Exchange Name	NYSE
Depositary Shares Each Representing 11000 Of A 5.600 Cum Pref Share Series H 0.01 Par Value 6 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares Each Representing 1/1,000 of a 5.600% Cum Pref Share, Series H, $0.01 par value
Trading Symbol	PSAPrH
Security Exchange Name	NYSE
Depositary Shares Each Representing 11000 Of A 4.875 Cum Pref Share Series I 0.01 Par Value 7 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares Each Representing 1/1,000 of a 4.875% Cum Pref Share, Series I, $0.01 par value
Trading Symbol	PSAPrI
Security Exchange Name	NYSE
Depositary Shares Each Representing 11000 Of A 4.700 Cum Pref Share Series J 0.01 Par Value [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares Each Representing 1/1,000 of a 4.700% Cum Pref Share, Series J, $0.01 par value
Trading Symbol	PSAPrJ
Security Exchange Name	NYSE
Depositary Shares Each Representing 11000 Of A 4.750 Cum Pref Share Series K 0.01 Par Value [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares Each Representing 1/1,000 of a 4.750% Cum Pref Share, Series K, $0.01 par value
Trading Symbol	PSAPrK
Security Exchange Name	NYSE
Depositary Shares Each Representing 11000 Of A 4.625 Cum Pref Share Series L 0.01 Par Value [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares Each Representing 1/1,000 of a 4.625% Cum Pref Share, Series L, $0.01 par value
Trading Symbol	PSAPrL
Security Exchange Name	NYSE
Depositary Shares Each Representing 11000 Of A 4.125 Cum Pref Share Series M 0.01 Par Value [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares Each Representing 1/1,000 of a 4.125% Cum Pref Share, Series M, $0.01 par value
Trading Symbol	PSAPrM
Security Exchange Name	NYSE
Depositary Shares Each Representing 11000 Of A 3.875 Cum Pref Share Series N 0.01 Par Value [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares Each Representing 1/1,000 of a 3.875% Cum Pref Share, Series N, $0.01 par value
Trading Symbol	PSAPrN
Security Exchange Name	NYSE
Depositary Shares Each Representing 11000 Of A 3.875 Cum Pref Share Series O 0.01 Par Value 8 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares Each Representing 1/1,000 of a 3.875% Cum Pref Share, Series O, $0.01 par value
Trading Symbol	PSAPrO
Security Exchange Name	NYSE
Notes Due 2032 [Member]
Document And Entity Information [Line Items]
Security 12b Title	0.875% Senior Notes due 2032
Trading Symbol	PSA32
Security Exchange Name	NYSE